Direct cost of revenues (Tables)	12 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
Direct cost of revenues

	2021	2020
	$	$

Subscription cost of revenue	32,895	19,428
Transaction-based cost of revenue	42,626	9,023
Hardware and other cost of revenue	18,906	11,217

Total direct cost of revenues	94,427	39,668